Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue
Commercialization revenue	$ 6,614	$ 5,003	$ 3,641
Milestone revenue	25,000	11,000	13,334
Interest revenue	542	719	366
Total Revenue	32,156	16,722	17,341
Clinical trial and research & development	(24,565)	(37,927)	(42,863)
Manufacturing production & development	(23,944)	(10,912)	(3,640)
Employee benefits
Salaries and employee benefits	(25,100)	(19,504)	(19,343)
Defined contribution superannuation expenses	(327)	(339)	(374)
Equity settled share-based payment transactions	(7,522)	(4,368)	(6,199)
Total Employee benefits	(32,949)	(24,211)	(25,916)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(585)	(562)	(909)
Right of use asset depreciation	(1,508)
Intellectual property amortization	(1,574)	(1,577)	(1,741)
Total Depreciation and amortization of non-current assets	(3,667)	(2,139)	(2,650)
Other Management & administration expenses
Overheads & administration	(8,276)	(11,356)	(8,477)
Consultancy	(5,168)	(3,360)	(3,295)
Legal, patent and other professional fees	(5,854)	(4,098)	(3,436)
Intellectual property expenses (excluding the amount amortized above)	(2,683)	(2,795)	(3,065)
Total Other Management & administration expenses	(21,981)	(21,609)	(18,273)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	1,380	(6,264)	10,541
Total Fair value remeasurement of contingent consideration	1,380	(6,264)	10,541
Other operating income and expenses
Remeasurement of borrowing arrangements	(779)	(752)
Research & development tax incentive		(74)	1,807
Government grant revenue	78
Foreign exchange gains/(losses)	246	(208)	161
Foreign withholding tax paid		(52)	(656)
Total Other operating income and expenses	(455)	(1,086)	1,312
Finance (costs)/gains
Remeasurement of borrowing arrangements	1,386	376
Interest expense	(14,716)	(11,704)	(1,829)
Total Finance costs	(13,330)	(11,328)	(1,829)
Loss before income tax	$ (87,355)	$ (98,754)	$ (65,977)